Concentration of Risk (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of Group’s Concentration of Customers and Suppliers
	Revenue, customer concentration risk		Accounts receivable, customer concentration risk
	Six months ended December 31, 2025	Six months ended December 31, 2024	As of December 31, 2025	As of June 30, 2025
Customer
A	36%	56%	11%	-%
B	-%	-%	21%	38%
C	22%	19%	23%	14%
D	21%	-%	19%	17%
E	21%	-%	14%	-%
F	-%	-%	* %	* %
G	-%	25%	-%	-%
Total	100%	100%	88%	69%

	Purchase, supplier concentration risk		Accounts payable, supplier concentration risk
	Six months ended December 31, 2025	Six months ended December 31, 2024	As of December 31, 2025	As of June 30, 2025
Supplier
H	62%	97%	-%	-%
I	38%	-%	-%	100%
Total	100%	97%	-%	100%
*	Less than 10%.

	A	B	C	D	E	F
Revenues, customer concentration risk
Year ended June 30, 2025	21%	20%	17%	12%	—	—

Year ended June 30, 2024	—	45%	—	—	31%	23%

Year ended June 30, 2023	—	—	—	—	—	—

Accounts receivable, customer concentration risk
As of June 30, 2025	—	38%	14%	17%	—	*

As of June 30, 2024	—	72%	—	—	—	28%

As of June 30, 2023	—	—	—	—	—	—
					G	H
Purchase, supplier concentration risk
Year ended June 30, 2025	—	—	—	—	71%	29%

Year ended June 30, 2024	—	—	—	—	—	—

Year ended June 30, 2023	—	—	—	—	—	—

Accounts payable, supplier concentration risk
As of June 30, 2025	—	—	—	—	—	100%

As of June 30, 2024	—	—	—	—	—	—

As of June 30, 2023	—	—	—	—	—	—

*	Less than 10%.